Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and Cash Equivalents		$ 1,659,353	$ 2,142,485
Accounts Receivable		486,748	231,332
Prepaid and Other Assets		1,068,940	4,402,602
Short-Term Investments		1,728,472
Inventory (Note 3)		442,764	466,169
Total Current Assets		5,386,277	7,242,588
Property and Equipment, net (Note 4)		149,808	57,761
Other Assets:
Right of Use Asset (Note 11)			13,517
Long-Term Prepaid Expense		66,176	242,647
Intangible Assets, net (Note 5)		157,084	227,258
Total Other Assets		223,260	483,422
Total Assets		5,759,345	7,783,771
Current Liabilities:
Accounts Payable and Accrued Expenses		1,007,618	506,206
Lease Liability (Note 11)			13,650
SBA EIDL (including accrued interest) (Note 7)		8,772	8,772
Derivative Liabilities (Note 8)		640,830	2,306,796
Total Current Liabilities		1,657,220	2,835,424
Long-Term Liabilities:
SBA EIDL (including accrued interest) (Note 7)		147,119	150,251
Total Long-Term Liabilities		147,119	150,251
Total Liabilities		1,804,339	2,985,675
Commitments and Contingencies (Note 11)
SHAREHOLDERS’ EQUITY:
Series A Preferred Stock, $0.0001 par value, 1,000,000 shares authorized; 76,480 and 78,803 issued and outstanding as of December 31, 2024 and December 31, 2023, respectively (Note 6)		9,567,439	9,858,040
Common Stock, $0.0001 par value, 150,000,000 shares authorized; 566,908 and 96,847 issued and outstanding as of December 31, 2024 and December 31, 2023, respectively (Note 6)	[1]	57	10
Additional Paid-in Capital	[1]	34,860,590	27,457,373
Accumulated Other Comprehensive Income		135,471	135,561
Accumulated Deficit		(40,527,957)	(32,580,850)
60P Shareholders’ Equity:		4,035,600	4,870,134
Noncontrolling Interest		(80,594)	(72,038)
Total Shareholders’ Equity		3,955,006	4,798,096
Total Liabilities and Shareholders’ Equity		$ 5,759,345	$ 7,783,771

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.